Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of cash flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 3,475,961	$ 3,394,649	$ 2,213,372
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries	(3,475,111)	(3,394,649)	(2,213,372)
Other current liabilities	(1,000)
Net cash used in operating activities	(150)
CASH FLOW FROM INVESTING ACTIVITIES
Advance for potential land purchase	(4,201,354)
Net cash used in investing activities	(4,201,354)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from IPO	10,080,231
Net cash provided in financing activities	10,080,231
EFFECT OF FOREIGN EXCHANGE	538,612
CHANGES IN CASH AND RESTRICTED CASH	6,417,339
CASH AND RESTRICTED CASH, beginning of year
CASH AND RESTRICTED CASH, end of year	$ 6,417,339